NOTES PAYABLE AND DERIVATIVE LIABILITY (Details Narrative) (USD $)	3 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Apr. 27, 2012	Feb. 27, 2012	Sep. 30, 2011	Sep. 30, 2010
Notes payable	$ 311,464	$ 221,329
Notes payable 2	9,088
Note payable to unaffiliated party	102,376
Accrued interest	6
Notes payable				58,000
Interest rate				8
Conversion price				58
The note holder may not own any more than				4.99
Derivative liability	149,072
Fair value of derivative	(2,840)
Accrued debt discount amortization	91,072
Senior secured debenture			(200,000)
Transaction advisory fee			(6,000)
Diligence fee			(4,000)
Legal fees			(10,000)
Common stock shares	491,089		(25,000)		291,617	187,244
Incentive shares value			25,000
Par value	$ 0.001				$ 0.001	$ 0.001
Derivative Liability
Risk free rate of return	0.30			0.29
Convertion price	58
Current stock price	0.0070			0.0019
Stock volatility	2,242.33			2,342.87
First Pledge
Maximum percentage of common stock for pledge			4.99
Maximum percentage of debenture for pledge			200
Common stock issued as collateral			11,516,104
Second Pledge
Common stock shares of Aqua Sub's			50,000
Drawdown Equity
Commitment to purchase common stock			3,500,000
Par value			$ 0.001
Purchase price percentage			(93)
Advance request amount			(5)
Non refundable originational fee			7,500
Shares of company's common stock equals to			$ 57,500